Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,069,894
		$ 1,069,894
Education — 0.8%
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	$1,000	$ 1,112,765
		$ 1,112,765
Electric Utilities — 1.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,142,876
Energy Northwest, WA, 5.00%, 7/1/37	815	866,236
		$ 2,009,112
General Obligations — 44.1%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 248,716
Auburn, ME, 2.00%, 11/1/34	1,250	1,059,769
Austin, TX, 5.00%, 9/1/42	2,200	2,421,430
Azle Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/42	2,000	2,002,326
California, 5.50%, 12/1/52	70	73,661
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,025,264
Connecticut:
5.00%, 3/15/29	500	539,051
5.00%, 12/1/30	585	652,963
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,146,700
Frisco, TX, 2.00%, 2/15/33	250	227,810
Gaston County, NC, 5.00%, 3/1/31	6,000	6,772,495
Massachusetts:
5.00%, 7/1/35	1,945	2,310,941
5.00%, 1/1/44	2,750	2,802,655
5.25%, 4/1/42	1,175	1,200,677
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,559
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,751
New York, NY:
5.00%, 10/1/35	2,020	2,094,160
5.00%, 8/1/38	2,000	2,020,495
Norfolk, VA, 5.00%, 9/1/39	2,165	2,371,906
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Carolina, 2.00%, 6/1/33	$1,250	$ 1,145,288
Orange County, NC, 3.10%, 2/1/36	1,155	1,144,291
Oregon:
5.00%, 5/15/34	1,260	1,382,978
5.00%, 5/15/37	1,275	1,377,214
5.00%, 8/1/44	1,000	1,038,302
Pennsylvania, 4.00%, 5/1/32	2,005	2,112,977
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,715,147
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,318,082
Somerville, MA:
1.75%, 10/15/32	2,405	2,134,479
1.75%, 10/15/33	1,260	1,095,413
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/28	280	261,686
Washington:
5.00%, 6/1/40	1,350	1,400,073
5.00%, 6/1/42	3,340	3,488,758
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	25	23,034
0.00%, 6/15/29	460	410,745
0.00%, 6/15/30	400	345,857
Wylie Independent School District, TX, (PSF Guaranteed), to 8/15/28, 3.25%, 8/15/41	5,675	5,673,977
		$ 60,079,630
Hospital — 4.8%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$500	$ 566,464
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	355,057
5.00%, 11/1/34	300	335,309
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,133,029
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,143,436
		$ 6,533,295
Housing — 13.6%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 3.32%, 11/15/48(1)	$3,000	$ 3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,465	1,551,870
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,050	2,140,950

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	$220	$ 161,418
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	715	747,151
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,130	1,212,269
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	825	849,609
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,290	1,359,336
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	716,684
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	287,209
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	164,034
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	340,590
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	790	834,179
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	945	1,059,040
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	955	1,039,549
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,535	1,604,101
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,380	1,483,445
		$ 18,551,434
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,012,575
		$ 1,012,575
Insured - Industrial Development Revenue — 0.1%
St. Vrain Lakes Metropolitan District No. 2, CO, (AG), 5.00%, 12/1/25	$65	$ 65,076
		$ 65,076
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,305
5.00%, 11/1/43	225	225,178
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Malibu, CA: (continued)
5.00%, 11/1/48	$375	$ 375,238
		$ 875,721
Other Revenue — 13.1%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$3,500	$ 3,843,258
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	2,000	2,204,119
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,311,128
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	1,000	1,015,908
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,072,146
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,442,875
		$ 17,889,434
Senior Living/Life Care — 2.5%
California Municipal Finance Authority, (PRS California Obligated Group), 5.00%, 4/1/29	$250	$ 263,955
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	217,900
5.00%, 5/1/29	190	200,003
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	481,288
5.00%, 2/1/29	590	612,641
5.00%, 2/1/30	475	498,720
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,088,063
		$ 3,362,570
Special Tax Revenue — 8.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	$1,000	$ 1,019,177
Massachusetts School Building Authority:
Social Bonds, 5.00%, 2/15/37	3,000	3,565,096
Social Bonds, 5.00%, 8/15/45	2,235	2,334,533
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	1,000	1,112,979
5.00%, 5/1/38	1,685	1,755,473

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	$1,500	$ 1,526,687
		$ 11,313,945
Transportation — 0.6%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	$750	$ 814,686
		$ 814,686
Water and Sewer — 4.5%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$3,000	$ 3,064,003
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	3,089,428
		$ 6,153,431
Total Tax-Exempt Municipal Obligations (identified cost $127,885,728)		$130,843,568

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 665,710
Total Taxable Municipal Obligations (identified cost $648,096)		$ 665,710

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(2)	3,271,752	$ 3,271,752
Total Short-Term Investments (identified cost $3,271,752)		$ 3,271,752
Total Investments — 98.9% (identified cost $131,805,576)		$134,781,030
Other Assets, Less Liabilities — 1.1%		$ 1,470,490
Net Assets — 100.0%		$136,251,520
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
At October 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Massachusetts	12.2%
Texas	12.0%
Others, representing less than 10% individually	72.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, less than 0.05% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AG	– Assured Guaranty, Inc.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,271,752, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Funds - Government Portfolio(1)	$7,603,605	$77,589,607	$(81,921,460)	$ —	$ —	$3,271,752	$186,462	3,271,752
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$130,843,568	$ —	$130,843,568
Taxable Municipal Obligations	—	665,710	—	665,710
Short-Term Investments	3,271,752	—	—	3,271,752
Total Investments	$3,271,752	$131,509,278	$ —	$134,781,030
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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